Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 5,000,237	$ 1,826,332	$ 2,968,334	$ 9,794,903
Casa Berardi Mine Project
Total	4,848,376	676,855	280,050	5,805,281
Keno Hill Mine Project
Total	$ 151,861	$ 1,149,477		1,301,338
San Sebastian Project
Total			929,884	929,884
Midas Project
Total			291,200	291,200
Hollister Project
Total			203,200	203,200
Fire Creek Project
Total			166,200	166,200
Other - Nevada Project
Total			578,800	578,800
Libby Exploration (Montanore) Project
Total			276,200	276,200
San Juan Silver Project
Total			140,800	140,800
Revett - Troy Mine Project
Total			$ 102,000	$ 102,000